Investments in Equity Accounted Investees - Reconciliation from Financial Information of Significant Associate to its Carrying Value in Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Book value	₩ 122,507	₩ 172,683	₩ 384,755
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Net asset	₩ 116,410	₩ 133,722
Ownership interest	40.00%	40.00%
Net asset (applying ownership interest)	₩ 46,564	₩ 53,489
Goodwill	0	0
Intra-group transaction	(53)	(739)
Book value	₩ 46,511	₩ 52,750	₩ 58,852